CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
ForeignCurrencyLineItems [Line Items]
NET CASH FLOWS USED IN OPERATING ACTIVITIES | ¥		¥ (1,254)	¥ (2,577)
INVESTING ACTIVITIES
Purchases of property, plant and equipment | ¥		(5)
NET CASH FLOWS USED IN INVESTING ACTIVITIES | ¥		(5)
FINANCING ACTIVITIES
Repayments to a related company | ¥		(4,200)	(4)
Payments of interest expenses of lease liabilities | ¥		(9)	(37)
Payments of principal portion of lease liabilities | ¥		(513)	(501)
Advances from the Shareholder | ¥		501
Advances from a related company | ¥		5,069	710
NET CASH FLOWS FROM FINANCING ACTIVITIES | ¥		848	168
NET DECREASE IN CASH AND CASH EQUIVALENTS | ¥		(411)	(2,409)
NET FOREIGN EXCHANGE DIFFERENCE | ¥		(20)	2
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD | ¥		3,444	6,793
CASH AND CASH EQUIVALENTS AT END OF PERIOD | ¥		¥ 3,013	¥ 4,386
USD [Member]
ForeignCurrencyLineItems [Line Items]
NET CASH FLOWS USED IN OPERATING ACTIVITIES | $	$ (177)
INVESTING ACTIVITIES
Purchases of property, plant and equipment | $	(1)
NET CASH FLOWS USED IN INVESTING ACTIVITIES | $	(1)
FINANCING ACTIVITIES
Repayments to a related company | $	(594)
Payments of interest expenses of lease liabilities | $	(1)
Payments of principal portion of lease liabilities | $	(73)
Advances from the Shareholder | $	71
Advances from a related company | $	717
NET CASH FLOWS FROM FINANCING ACTIVITIES | $	120
NET DECREASE IN CASH AND CASH EQUIVALENTS | $	(58)
NET FOREIGN EXCHANGE DIFFERENCE | $	(3)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD | $	487
CASH AND CASH EQUIVALENTS AT END OF PERIOD | $	$ 426